Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Disclosure of segment information
Segment adjusted EBITDA

	Year Ended December 31
	2025	2024	2023
Florida business segment	278,663	249,665	221,227
Mid-Atlantic business segment	120,537	134,792	118,260
Subtotal reportable segments	$399,200	$384,457	$339,487
STET segment	—	(6,070)	(6,371)
Unallocated corporate (1)	(11,829)	(19,803)	(4,743)
Finance cost, net	(22,561)	(26,175)	(22,244)
Depreciation, depletion and amortization	(108,716)	(99,941)	(91,079)
Loss on disposal of fixed assets	4	(2,411)	(3,852)
Asset impairment recovery	—	—	609
Foreign exchange (loss)/gain, net	(45,101)	20,846	(11,981)
Derivative financial instrument gain/(loss), net	41,841	(22,441)	10,967
Fair value loss on sale of accounts receivable, net	(4,012)	(4,620)	(6,113)
Stock-based compensation	(3,792)	(3,841)	(3,173)
Acquisition related expenses (2)	(2,661)	—	—
Other (3)	2,469	3,617	871
Income before income taxes	$244,842	$223,618	$202,378

(1)     Unallocated corporate include IPO transaction costs incurred during 2025 and 2024, which primarily consist of consulting, legal and accounting fees.
(2)    In connection with the Company’s recently announced pending acquisition of Keystone Cement Company, we have incurred incremental expenses which primarily consist of legal, environmental and consulting due diligence costs that are not indicative of our ongoing costs.
(3) Other includes, but is not limited to, the impacts on provisions for long-term environmental rehabilitation costs, including provisions for quarry restoration, arising from changes in discount rates, recoveries from insurance claims and other exceptional (gains)/losses or non-recurring items, including the 2025 gain of $2,552 on the STET divestiture (see footnote 1.1 in the accompanying financial statements).
External revenue are transactions with external customers for each of the business segments.

	Year Ended December 31
	2025	2024	2023
Florida business segment	$1,024,415	$997,575	$969,932
Mid-Atlantic business segment	639,773	634,946	619,683
STET segment	—	1,872	1,986
Total External Revenue	$1,664,188	$1,634,393	$1,591,601
Depreciation, depletion and amortization per segment is as follows:

	Year Ended December 31
	2025	2024	2023
Florida business segment	$66,124	$60,296	$57,000
Mid-Atlantic business segment	42,469	38,954	33,472
STET segment	—	675	591
Corporate	123	16	16
Total depreciation, depletion and amortization	$108,716	$99,941	$91,079
Capital spending is investment in property, plant, equipment and intangible assets (e.g. software), excluding additions to quarries.

	Year Ended December 31
	2025	2024	2023
Florida business segment	$105,875	$70,445	$74,458
Mid-Atlantic business segment	56,418	58,819	41,970
STET segment	—	59	83
Corporate	3,874	1,183	349
Total Capital Spending	$166,167	$130,506	$116,860